Putnam Short-Term Municipal Income Fund	Apr. 17, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	March 30, 2017

Putnam Short-Term Municipal Income Fund

Prospectuses dated March 30, 2017

Class T shares of the fund are not currently available for purchase.

PUTNAM INVESTMENTS	3/17